Consolidated Statement of Operations and Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Revenues - third parties		$ 10,104,036	$ 14,661,949	$ 7,400,627
Revenues - related parties		710,620	365,042	334,558
Total revenues		10,814,656	15,026,991	7,735,185
Cost of revenues		6,003,258	6,210,672	4,075,391
Gross profit		4,811,398	8,816,319	3,659,794
Operating expenses:
Selling expenses		1,634,155	2,208,296	797,209
General and administrative expenses		4,717,664	4,656,256	2,806,933
Total operating expenses		6,351,819	6,864,552	3,604,142
(Loss) income from operations		(1,540,421)	1,951,767	55,652
Other (expense) income:
Interest expense, net		(213,894)	(212,023)	(108,974)
Other (expense) income, net		(9,505)	226,474	91,780
Total other (expense) income, net		(223,399)	14,451	(17,194)
(Loss) income before income taxes		(1,763,820)	1,966,218	38,458
Income taxes provision		354,529	659,858	184,026
Net income (loss) from continuing operating		(2,118,349)	1,306,360	(145,568)
Net income from discontinued operations			855,040	200,489
Net (loss) income		(2,118,349)	2,161,400	54,921
Less: net income attributable to non-controlling interests		20,971	182,847	12,910
Net (loss) income attributable to the company		(2,139,320)	1,978,553	42,011
Other comprehensive income (loss)
Foreign currency translation adjustments		865,026	(408,825)	(346,472)
Comprehensive (loss) income		(1,253,323)	1,752,575	(291,551)
Less: comprehensive income attributable to non-controlling interests		27,294	170,558	626
Comprehensive (loss) income attributable to the company		$ (1,280,617)	$ 1,582,017	$ (292,177)
(Loss) earnings per share - Basic and diluted
(Loss) earnings per share continuing operations basic (in Dollars per share)		$ (0.15)	$ 0.09	$ (0.01)
(Loss) earnings per share discontinuing operations basic (in Dollars per share)			$ 0.07	$ 0.02
Weighted average number of shares outstanding - Basic and diluted*
Weighted average number of shares outstanding continuing operations basic (in Shares)	[1]	14,433,156	13,000,000	13,000,000
Weighted average number of shares outstanding discontinuing operations basic (in Shares)	[1]		13,000,000	13,000,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization on December 5, 2020, April 24, 2021 and September 30, 2021.